Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) shares in Millions, Options in Millions	12 Months Ended			96 Months Ended
	Mar. 31, 2026 Options € / shares	Mar. 31, 2025 Options € / shares	Mar. 31, 2024 Options € / shares	Mar. 31, 2026 Options shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of year | Options	16.2	16.6	18.7
Share options forfeited | Options			(0.7)
Share options exercised | Options	(0.3)	(0.4)	(1.4)
Share options outstanding at end of year | Options	15.9	16.2	16.6	15.9
Weighted average exercise price, share options outstanding at beginning of year | € / shares	€ 11.12	€ 11.18	€ 11.24
Weighted average exercise price, share options forfeited | € / shares			11.12
Weighted average exercise price, share options exercised | € / shares	11.12	11.45	12
Weighted average exercise price, share options outstanding at end of year | € / shares	€ 11.12	€ 11.12	€ 11.18	€ 11.12
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted in share-based payment arrangement | shares				2.6
Option plan 2013 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of shares issued under plan in relation to outstanding ordinary shares	5.00%